ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 18.7%
	ADVERTISING & MARKETING - 0.7%
10,000	Trade Desk, Inc. (The), Class A(a)	$ 597,500

	AEROSPACE & DEFENSE - 1.4%
2,500	Northrop Grumman Corporation	1,175,800

	BIOTECH & PHARMA - 1.1%
3,000	Vertex Pharmaceuticals, Inc.(a)	868,620

	E-COMMERCE DISCRETIONARY - 1.8%
12,500	Amazon.com, Inc.(a)	1,412,500

	ENGINEERING & CONSTRUCTION - 1.0%
6,000	Quanta Services, Inc.	764,340

	HEALTH CARE FACILITIES & SERVICES - 2.1%
1,500	Cigna Corporation	416,205
2,500	UnitedHealth Group, Inc.	1,262,600
		1,678,805
	HOME CONSTRUCTION - 0.5%
13,000	Griffon Corporation	383,760

	INTERNET MEDIA & SERVICES - 1.8%
15,000	Alphabet, Inc., Class A(a)	1,434,750

	LEISURE FACILITIES & SERVICES - 0.5%
1,700	McDonald's Corporation	392,258

	RETAIL - DISCRETIONARY - 1.8%
17,000	Academy Sports & Outdoors, Inc.	717,060
2,900	Lululemon Athletica, Inc.(a)	810,724
		1,527,784
	SEMICONDUCTORS - 1.5%
10,000	Advanced Micro Devices, Inc.(a)	633,600

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares				Fair Value
	COMMON STOCKS — 18.7% (Continued)
	SEMICONDUCTORS - 1.5% (Continued)
4,500	NVIDIA Corporation			$ 546,255
				1,179,855
	SOFTWARE - 0.9%
3,000	Microsoft Corporation			698,700

	TECHNOLOGY HARDWARE - 1.3%
7,500	Apple, Inc.			1,036,500

	TECHNOLOGY SERVICES - 2.3%
2,000	EPAM Systems, Inc.(a)			724,380
6,000	Visa, Inc., Class A			1,065,900
				1,790,280

	TOTAL COMMON STOCKS (Cost $9,812,998)			14,941,452

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.2%
	U.S. TREASURY BILLS — 1.2%
1,000,000	United States Treasury Bill(b)	–	10/27/22	998,290

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $998,194)			998,290

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 57.1%
	MONEY MARKET FUNDS - 57.1%
39,130,925	First American Government Obligations Fund Class X, Class X, 2.77%(c)			39,130,925
6,545,434	Goldman Sachs Financial Square Government Fund, , 2.65%(c)			6,545,434
	TOTAL MONEY MARKET FUNDS (Cost $45,676,359)			45,676,359

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,676,359)			45,676,359

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Contracts(d)
	EQUITY OPTIONS PURCHASED - 0.5%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.2%
400	SPDR S&P 500 ETF Trust	GOL	11/18/2022	$ 390	$ 14,287,200	$ 122,800
	TOTAL CALL OPTIONS PURCHASED (Cost - $271,944)

	PUT OPTIONS PURCHASED - 0.3%
75	Apple, Inc.	GOL	11/18/2022	$ 145	$ 1,036,500	$ 89,250
20	EPAM Systems, Inc.	GOL	10/21/2022	350	724,380	27,900
50	Lululemon Athletica, Inc.	GOL	10/21/2022	300	1,397,800	123,300
175	Trade Desk, Inc. (The)	GOL	10/21/2022	55	1,045,625	40,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $216,425)					281,050

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $488,369)					403,850

	TOTAL INVESTMENTS - 77.5% (Cost $56,975,920)					$ 62,019,951
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $49,974)					(35,560)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.5%					17,967,212
	NET ASSETS - 100.0%					$ 79,951,603

Contracts(d)
	WRITTEN EQUITY OPTIONS - 0.0% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%(e)
20	EPAM Systems, Inc.	GOL	10/21/2022	$ 370	$ 724,380	$ 35,560
	TOTAL CALL OPTIONS WRITTEN

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $49,974)					$ 35,560

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

GOL	Goldman Sachs

(a)	Non-income producing security.
(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	Percentage rounds to greater than (0.1%).